Loans, net - Summary of Expected Credit Losses by Economic Sector for Indirect Loans (Detail) - Indirect Loans [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 4,440,458	S/ 4,611,931
Expected credit loss	S/ 40,329	S/ 57,723
Percentage expected credit loss	0.90%	1.30%
Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 3,984,362	S/ 4,042,757
Expected credit loss	S/ 8,594	S/ 15,741
Percentage expected credit loss	0.20%	0.40%
Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 431,039	S/ 539,112
Expected credit loss	S/ 18,492	S/ 18,945
Percentage expected credit loss	4.30%	3.50%
Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 25,057	S/ 30,062
Expected credit loss	S/ 13,243	S/ 23,037
Percentage expected credit loss	52.90%	76.60%
Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 240,505	S/ 221,019
Expected credit loss	S/ 511	S/ 1,225
Percentage expected credit loss	0.20%	0.60%
Commerce [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 238,699	S/ 189,119
Expected credit loss	S/ 382	S/ 502
Percentage expected credit loss	0.20%	0.30%
Commerce [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,726	S/ 31,163
Expected credit loss	S/ 78	S/ 440
Percentage expected credit loss	4.50%	1.40%
Commerce [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 80	S/ 737
Expected credit loss	S/ 51	S/ 283
Percentage expected credit loss	63.80%	38.40%
Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 409,550	S/ 246,481
Expected credit loss	S/ 292	S/ 581
Percentage expected credit loss	0.10%	0.20%
Manufacturing [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 409,193	S/ 238,672
Expected credit loss	S/ 288	S/ 481
Percentage expected credit loss	0.10%	0.20%
Manufacturing [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 357	S/ 7,790
Expected credit loss	S/ 4	S/ 87
Percentage expected credit loss	1.10%	1.10%
Manufacturing [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 0	S/ 19
Expected credit loss	S/ 0	S/ 13
Percentage expected credit loss	0.00%	68.40%
Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,251,799	S/ 915,923
Expected credit loss	S/ 2,691	S/ 4,647
Percentage expected credit loss	0.20%	0.50%
Professional Scientific and Technical Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,200,833	S/ 891,772
Expected credit loss	S/ 1,651	S/ 3,656
Percentage expected credit loss	0.10%	0.40%
Professional Scientific and Technical Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 50,564	S/ 21,881
Expected credit loss	S/ 992	S/ 477
Percentage expected credit loss	2.00%	2.20%
Professional Scientific and Technical Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 402	S/ 2,270
Expected credit loss	S/ 48	S/ 514
Percentage expected credit loss	11.90%	22.60%
Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 675,670	S/ 747,694
Expected credit loss	S/ 590	S/ 1,364
Percentage expected credit loss	0.10%	0.20%
Communications Storage And Transportation [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 565,359	S/ 603,710
Expected credit loss	S/ 416	S/ 1,004
Percentage expected credit loss	0.10%	0.20%
Communications Storage And Transportation [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 110,311	S/ 143,854
Expected credit loss	S/ 174	S/ 274
Percentage expected credit loss	0.20%	0.20%
Communications Storage And Transportation [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 0	S/ 130
Expected credit loss	S/ 0	S/ 86
Percentage expected credit loss	0.00%	66.20%
Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 3,210	S/ 20,700
Expected credit loss	S/ 4	S/ 73
Percentage expected credit loss	0.10%	0.40%
Agriculture [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 3,190	S/ 20,679
Expected credit loss	S/ 2	S/ 72
Percentage expected credit loss	0.10%	0.30%
Agriculture [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 4	S/ 21
Expected credit loss	S/ 0	S/ 1
Percentage expected credit loss	0.00%	4.80%
Agriculture [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 16
Expected credit loss	S/ 2
Percentage expected credit loss	12.50%	0.00%
Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 143,789	S/ 160,798
Expected credit loss	S/ 89	S/ 306
Percentage expected credit loss	0.10%	0.20%
Electricity Gas Water And Oil [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 143,789	S/ 152,812
Expected credit loss	S/ 89	S/ 244
Percentage expected credit loss	0.10%	0.20%
Electricity Gas Water And Oil [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 0	S/ 7,986
Expected credit loss	S/ 0	S/ 62
Percentage expected credit loss	0.00%	0.80%
Electricity Gas Water And Oil [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount
Expected credit loss
Percentage expected credit loss	0.00%	0.00%
Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 88,996	S/ 105,503
Expected credit loss	S/ 662	S/ 1,879
Percentage expected credit loss	0.70%	1.80%
Leaseholds and Real Estate Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 72,809	S/ 81,405
Expected credit loss	S/ 412	S/ 1,521
Percentage expected credit loss	0.60%	1.90%
Leaseholds and Real Estate Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 16,187	S/ 24,098
Expected credit loss	S/ 250	S/ 358
Percentage expected credit loss	1.50%	1.50%
Leaseholds and Real Estate Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount
Expected credit loss
Percentage expected credit loss	0.00%	0.00%
Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 695,251	S/ 971,394
Expected credit loss	S/ 22,648	S/ 33,384
Percentage expected credit loss	3.30%	3.40%
Construction And Infrastructure [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 501,712	S/ 750,220
Expected credit loss	S/ 4,785	S/ 6,486
Percentage expected credit loss	1.00%	0.90%
Construction And Infrastructure [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 168,980	S/ 194,386
Expected credit loss	S/ 4,721	S/ 4,837
Percentage expected credit loss	2.80%	2.50%
Construction And Infrastructure [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 24,559	S/ 26,788
Expected credit loss	S/ 13,142	S/ 22,061
Percentage expected credit loss	53.50%	82.40%
Others [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 931,688	S/ 1,222,419
Expected credit loss	S/ 12,842	S/ 14,264
Percentage expected credit loss	1.40%	1.20%
Others [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 848,778	S/ 1,114,368
Expected credit loss	S/ 569	S/ 1,775
Percentage expected credit loss	0.10%	0.20%
Others [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 82,910	S/ 107,933
Expected credit loss	S/ 12,273	S/ 12,409
Percentage expected credit loss	14.80%	11.50%
Others [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 0	S/ 118
Expected credit loss	S/ 0	S/ 80
Percentage expected credit loss	0.00%	67.80%